Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
February 29, 2024

Dates Covered
Collections Period	02/01/24 - 02/29/24
Interest Accrual Period	02/15/24 - 03/14/24
30/360 Days	30
Actual/360 Days	29
Distribution Date	03/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/24	90,259,896.06	11,456
Yield Supplement Overcollateralization Amount 01/31/24	977,573.37	0
Receivables Balance 01/31/24	91,237,469.43	11,456
Principal Payments	6,671,089.82	235
Defaulted Receivables	70,116.01	5
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/24	855,840.22	0
Pool Balance at 02/29/24	83,640,423.38	11,216

Pool Statistics	$ Amount	# of Accounts
Pool Factor	9.66%
Prepayment ABS Speed	1.07%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	1,577,580.99	124
Past Due 61-90 days	445,034.84	34
Past Due 91-120 days	65,296.47	6
Past Due 121+ days	0.00	0
Total	2,087,912.30	164

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.47%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.60%
Delinquency Trigger Occurred	NO

Recoveries	137,678.32
Aggregate Net Losses/(Gains) - February 2024	(67,562.31)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.89%
Prior Net Losses/(Gains) Ratio	0.18%
Second Prior Net Losses/(Gains) Ratio	0.44%
Third Prior Net Losses/(Gains) Ratio	0.37%
Four Month Average	0.03%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.58%

Overcollateralization Target Amount	4,184,394.91
Actual Overcollateralization	83,640,423.38
Weighted Average Contract Rate	4.56%
Weighted Average Contract Rate, Yield Adjusted	6.00%
Weighted Average Remaining Term	18.65

Flow of Funds	$ Amount
Collections	7,150,728.88
Investment Earnings on Cash Accounts	9,840.44
Reserve Fund Balance	2,092,197.46
Servicing Fee	(76,031.22)
Aggregate Purchase Amount	84,566,379.61
Transfer to Collection Account	-
Available Funds	93,743,115.17

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	49,615.64
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	2,435,077.77
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	83,640,423.38
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	7,570,701.05

Total Distributions of Available Funds	93,743,115.17

Servicing Fee	76,031.22
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 02/15/24	86,075,501.15
Principal Paid	86,075,501.15
Note Balance @ 03/15/24	0.00

Class A-1
Note Balance @ 02/15/24	0.00
Principal Paid	0.00
Note Balance @ 03/15/24	0.00
Note Factor @ 03/15/24	0.0000000%

Class A-2a
Note Balance @ 02/15/24	0.00
Principal Paid	0.00
Note Balance @ 03/15/24	0.00
Note Factor @ 03/15/24	0.0000000%

Class A-2b
Note Balance @ 02/15/24	0.00
Principal Paid	0.00
Note Balance @ 03/15/24	0.00
Note Factor @ 03/15/24	0.0000000%

Class A-3
Note Balance @ 02/15/24	0.00
Principal Paid	0.00
Note Balance @ 03/15/24	0.00
Note Factor @ 03/15/24	0.0000000%

Class A-4
Note Balance @ 02/15/24	48,405,501.15
Principal Paid	48,405,501.15
Note Balance @ 03/15/24	0.00
Note Factor @ 03/15/24	0.0000000%

Class B
Note Balance @ 02/15/24	25,110,000.00
Principal Paid	25,110,000.00
Note Balance @ 03/15/24	0.00
Note Factor @ 03/15/24	0.0000000%

Class C
Note Balance @ 02/15/24	12,560,000.00
Principal Paid	12,560,000.00
Note Balance @ 03/15/24	0.00
Note Factor @ 03/15/24	0.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	96,912.97
Total Principal Paid	86,075,501.15
Total Paid	86,172,414.12

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.29000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.23000%
Interest Paid	49,615.64
Principal Paid	48,405,501.15
Total Paid to A-4 Holders	48,455,116.79

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	25,110,000.00
Total Paid to B Holders	25,140,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	12,560,000.00
Total Paid to C Holders	12,577,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1160940
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	103.1115996
Total Distribution Amount	103.2276937

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.6451130
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	629.3785093
Total A-4 Distribution Amount	630.0236223

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,001.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	1,000.0000000
Total C Distribution Amount	1,001.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	28.29
Noteholders' Principal Distributable Amount	971.71

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/24	2,092,197.46
Investment Earnings	8,720.59
Investment Earnings Paid	(8,720.59)
Deposit/(Withdrawal)	(2,092,197.46)
Balance as of 03/15/24	0.00
Change	(2,092,197.46)

Required Reserve Amount	0.00

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$440,073.40	$575,613.11	$601,675.46
Number of Extensions	40	46	51
Ratio of extensions to Beginning of Period Receivables Balance	0.48%	0.58%	0.57%